N-4	Apr. 27, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002047976
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	New Money
Jackson Market Link Pro Advisory III ROP Version (Issue Ages 0-80) (Form RILA305) & Contract Value DB (Issue Ages 81 - 85) (Form RILA307)	Indexed Option Term	05/19/2025-09/01/2025		09/02/2025-10/19/2025		10/20/2025-12/21/2025		12/22/2025-12/31/2025
	IOT	CAP	IPR	CAP	IPR	CAP	IPR	CAP	IPR
S&P 500 Index Performance Trigger with Floor 10%	1	11.30%	100.00%	9.70%	100.00%	9.65%	100.00%	10.10%	100.00%
S&P 500 Index Performance Trigger with Buffer 100%	1	7.20%	100.00%	6.50%	100.00%	6.30%	100.00%	6.45%	100.00%
S&P 500 Index Performance Trigger with Buffer 10%	1	13.00%	100.00%	11.20%	100.00%	10.90%	100.00%	11.70%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	1	12.00%	100.00%	9.50%	100.00%	9.75%	100.00%	10.50%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	3	43.00%	100.00%	38.00%	100.00%	38.00%	100.00%	40.00%	100.00%
S&P 500 Index Performance Boost with 10% Buffer	6	118.00%	100.00%	105.00%	100.00%	88.00%	100.00%	92.00%	100.00%
S&P 500 Index Cap with Floor 10%	1	15.50%	100.00%	13.75%	100.00%	13.25%	100.00%	14.00%	100.00%
S&P 500 Index Cap with Buffer 20%	1	13.00%	100.00%	13.50%	100.00%	11.50%	100.00%	12.50%	100.00%
S&P 500 Index Cap with Buffer 20%	3	Uncapped	105.00%	Uncapped	105.00%	Uncapped	105.00%	Uncapped	102.00%
S&P 500 Index Cap with Buffer 20%	6	Uncapped	107.00%	Uncapped	110.00%	Uncapped	107.00%	Uncapped	107.00%
S&P 500 Index Cap with Buffer 100%	1	8.25%	100.00%	8.00%	100.00%	7.30%	100.00%	7.45%	100.00%
S&P 500 Index Cap with Buffer 100%	3	35.00%	100.00%	32.00%	100.00%	30.00%	100.00%	30.00%	100.00%
S&P 500 Index Cap with Buffer 100%	6	70.00%	100.00%	76.00%	100.00%	60.00%	100.00%	60.00%	100.00%
S&P 500 Index Cap with Buffer 10%	1	19.25%	100.00%	21.50%	100.00%	21.00%	100.00%	20.00%	100.00%
S&P 500 Index Cap with Buffer 10%	3	Uncapped	117.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	112.00%
S&P 500 Index Cap with Buffer 10%	6	Uncapped	115.00%	Uncapped	117.00%	Uncapped	115.00%	Uncapped	115.00%
Russell 2000 Index Performance Trigger with Floor 10%	1	14.30%	100.00%	13.40%	100.00%	13.50%	100.00%	13.50%	100.00%
Russell 2000 Index Performance Trigger with Buffer 100%	1	8.30%	100.00%	7.85%	100.00%	7.65%	100.00%	7.60%	100.00%
Russell 2000 Index Performance Trigger with Buffer 10%	1	16.50%	100.00%	14.60%	100.00%	14.80%	100.00%	15.50%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	1	15.50%	100.00%	13.25%	100.00%	13.50%	100.00%	14.25%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	3	66.00%	100.00%	57.00%	100.00%	47.00%	100.00%	50.00%	100.00%
Russell 2000 Index Performance Boost with 10% Buffer	6	Uncapped	100.00%	Uncapped	100.00%	130.00%	100.00%	175.00%	100.00%
Russell 2000 Index Cap with Floor 10%	1	22.50%	100.00%	21.50%	100.00%	20.50%	100.00%	20.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	1	16.75%	100.00%	16.25%	100.00%	16.00%	100.00%	16.50%	100.00%
Russell 2000 Index Cap with Buffer 20%	3	Uncapped	102.00%	Uncapped	102.00%	72.00%	100.00%	70.00%	100.00%
Russell 2000 Index Cap with Buffer 20%	6	Uncapped	115.00%	Uncapped	115.00%	Uncapped	110.00%	Uncapped	110.00%
Russell 2000 Index Cap with Buffer 100%	1	10.00%	100.00%	9.50%	100.00%	9.00%	100.00%	9.00%	100.00%
Russell 2000 Index Cap with Buffer 100%	3	44.00%	100.00%	40.00%	100.00%	32.00%	100.00%	31.00%	100.00%
Russell 2000 Index Cap with Buffer 100%	6	105.00%	100.00%	98.00%	100.00%	84.00%	100.00%	80.00%	100.00%
Russell 2000 Index Cap with Buffer 10%	1	27.00%	100.00%	25.50%	100.00%	25.50%	100.00%	27.50%	100.00%
Russell 2000 Index Cap with Buffer 10%	3	Uncapped	117.00%	Uncapped	115.00%	Uncapped	107.00%	Uncapped	105.00%

Russell 2000 Index Cap with Buffer 10%	6	Uncapped	125.00%	Uncapped	122.00%	Uncapped	120.00%	Uncapped	117.00%
NASDAQ 100 Index Performance Trigger with Floor 10%	1	13.30%	100.00%	11.40%	100.00%	11.60%	100.00%	12.20%	100.00%
NASDAQ 100 Index Performance Trigger with Buffer 100%	1	7.90%	100.00%	7.10%	100.00%	7.00%	100.00%	7.10%	100.00%
NASDAQ 100 Index Performance Trigger with Buffer 10%	1	15.50%	100.00%	12.80%	100.00%	13.40%	100.00%	14.60%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	1	14.50%	100.00%	11.50%	100.00%	12.25%	100.00%	13.50%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	3	52.00%	100.00%	51.00%	100.00%	45.00%	100.00%	46.00%	100.00%
NASDAQ 100 Index Performance Boost with 10% Buffer	6	110.00%	100.00%	135.00%	100.00%	110.00%	100.00%	105.00%	100.00%
NASDAQ 100 Index Cap with Floor 20%	1	18.25%	100.00%	15.50%	100.00%	15.50%	100.00%	16.00%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	1	14.50%	100.00%	13.00%	100.00%	13.75%	100.00%	14.75%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	3	72.00%	100.00%	82.00%	100.00%	58.00%	100.00%	60.00%	100.00%
NASDAQ 100 Index Cap with Buffer 20%	6	175.00%	100.00%	Uncapped	102.00%	145.00%	100.00%	130.00%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	1	9.00%	100.00%	8.00%	100.00%	7.95%	100.00%	8.00%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	3	36.00%	100.00%	36.00%	100.00%	31.00%	100.00%	29.00%	100.00%
NASDAQ 100 Index Cap with Buffer 100%	6	74.00%	100.00%	85.00%	100.00%	74.00%	100.00%	68.00%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	1	21.50%	100.00%	19.00%	100.00%	19.75%	100.00%	22.00%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	3	Uncapped	105.00%	Uncapped	107.00%	110.00%	100.00%	98.00%	100.00%
NASDAQ 100 Index Cap with Buffer 10%	6	Uncapped	105.00%	Uncapped	110.00%	Uncapped	105.00%	Uncapped	100.00%
MSCI EM Index Performance Trigger with Floor 10%	1	14.40%	100.00%	13.50%	100.00%	13.10%	100.00%	13.10%	100.00%
MSCI EM Index Performance Trigger with Buffer 100%	1	8.50%	100.00%	8.00%	100.00%	7.40%	100.00%	7.35%	100.00%
MSCI EM Index Performance Trigger with Buffer 10%	1	14.60%	100.00%	13.40%	100.00%	13.30%	100.00%	13.40%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	1	13.25%	100.00%	11.25%	100.00%	11.50%	100.00%	11.75%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	3	Uncapped	100.00%	Uncapped	100.00%	59.00%	100.00%	60.00%	100.00%
MSCI EM Index Performance Boost with 10% Buffer	6	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%
MSCI EM Index Cap with Floor 10%	1	37.00%	100.00%	Uncapped	100.00%	21.00%	100.00%	24.50%	100.00%
MSCI EM Index Cap with Buffer 20%	1	17.25%	100.00%	18.50%	100.00%	13.75%	100.00%	15.75%	100.00%
MSCI EM Index Cap with Buffer 20%	3	Uncapped	130.00%	Uncapped	130.00%	Uncapped	112.00%	Uncapped	110.00%
MSCI EM Index Cap with Buffer 20%	6	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%
MSCI EM Index Cap with Buffer 100%	1	10.75%	100.00%	10.75%	100.00%	8.75%	100.00%	9.00%	100.00%
MSCI EM Index Cap with Buffer 100%	3	Uncapped	102.00%	Uncapped	107.00%	40.00%	100.00%	42.00%	100.00%
MSCI EM Index Cap with Buffer 100%	6	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	112.00%
MSCI EM Index Cap with Buffer 10%	1	34.00%	100.00%	Uncapped	100.00%	21.50%	100.00%	27.00%	100.00%
MSCI EM Index Cap with Buffer 10%	3	Uncapped	145.00%	Uncapped	145.00%	Uncapped	130.00%	Uncapped	125.00%
MSCI EM Index Cap with Buffer 10%	6	Uncapped	145.00%	Uncapped	145.00%	Uncapped	145.00%	Uncapped	145.00%
MSCI EAFE Index Performance Trigger with Floor 10%	1	13.20%	100.00%	12.40%	100.00%	12.50%	100.00%	12.10%	100.00%
MSCI EAFE Index Performance Trigger with Buffer 100%	1	8.15%	100.00%	7.70%	100.00%	7.40%	100.00%	7.15%	100.00%
MSCI EAFE Index Performance Trigger with Buffer 10%	1	13.60%	100.00%	11.90%	100.00%	11.80%	100.00%	11.60%	100.00%

MSCI EAFE Index Performance Boost with 10% Buffer	1	11.50%	100.00%	9.50%	100.00%	9.25%	100.00%	9.50%	100.00%
MSCI EAFE Index Performance Boost with 10% Buffer	3	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	62.00%	100.00%
MSCI EAFE Index Performance Boost with 10% Buffer	6	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%	Uncapped	100.00%
MSCI EAFE Index Cap with Floor 10%	1	Uncapped	107.00%	Uncapped	112.00%	Uncapped	110.00%	Uncapped	100.00%
MSCI EAFE Index Cap with Buffer 20%	1	17.25%	100.00%	19.50%	100.00%	15.75%	100.00%	14.00%	100.00%
MSCI EAFE Index Cap with Buffer 20%	3	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	125.00%
MSCI EAFE Index Cap with Buffer 20%	6	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%	Uncapped	130.00%
MSCI EAFE Index Cap with Buffer 100%	1	11.00%	100.00%	11.00%	100.00%	10.00%	100.00%	9.25%	100.00%
MSCI EAFE Index Cap with Buffer 100%	3	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	72.00%	100.00%
MSCI EAFE Index Cap with Buffer 100%	6	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%	Uncapped	115.00%
MSCI EAFE Index Cap with Buffer 10%	1	Uncapped	105.00%	Uncapped	110.00%	Uncapped	105.00%	25.50%	100.00%
MSCI EAFE Index Cap with Buffer 10%	3	Uncapped	145.00%	Uncapped	145.00%	Uncapped	145.00%	Uncapped	140.00%
MSCI EAFE Index Cap with Buffer 10%	6	Uncapped	145.00%	Uncapped	145.00%	Uncapped	145.00%	Uncapped	145.00%